UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

November 30, 2011

Semi-Annual Repor t

Western Asset

Institutional

AMT Free

Municipal

Money Market

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Institutional AMT Free Municipal Money Market Fund

Fund Objective

The Fund seeks current income that is exempt from federal income tax* to the extent consistent with preservation of capital and the maintenance of liquidity.

*	Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional AMT Free Municipal Money Market Fund for the six-month reporting period ended November 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended November 30, 2011, the pace of the expansion was generally disappointing. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than during most other periods exiting a severe recession. Looking back, the Commerce Department reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. For comparison purposes, GDP growth was 3.0% for calendar 2010 as a whole. This moderation in growth during the first half of the calendar year was due to a variety of factors, including less robust export activity and a deceleration in consumer spending given higher oil and food prices. Third quarter GDP growth then rose to 1.8%. Improving growth was attributed, in part, to higher consumer spending, which grew 1.7% in the third quarter, versus a modest 0.7% gain in the second quarter.

Two factors holding back the economy have been the weak job market and continued strains in the housing market. While there was some improvement late in the reporting period, unemployment remained elevated. As reported by the U.S. Department of Labor, unemployment was 9.2% in June 2011, its highest reading since December 2010. Unemployment stayed at or above 9.0% over the next four months, before falling to 8.6% in November, its lowest rate since March 2009.

The housing market continued to experience challenges. Looking back, existing-home sales moved somewhat higher toward the end of 2010 and in January 2011, according to the National Association of Realtors (“NAR”). Existing-home sales then declined during five of the next ten months. Existing-home prices were weak versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $164,200 in November 2011, down 3.5% from November 2010.

While the manufacturing sector continued to expand, it experienced a soft patch during a portion of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in June 2011 it had a reading of 55.3 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI then declined over the next two months and was 50.6 in August 2011, its lowest reading in two years. However, the manufacturing sector gained some momentum late in the period and ended November at 52.7.

IV	Western Asset Institutional AMT Free Municipal Money Market Fund

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended November 30, 2011?

A. Both short- and long-term Treasury yields fluctuated but, overall, moved lower. When the period began, two- and ten-year Treasury yields were 0.45% and 3.05%, respectively. Yields initially moved higher, as two-year Treasury yields peaked at 0.50% and ten-year Treasuries peaked at 3.22% on July 1, 2011. Yields then generally declined due to disappointing economic data and increased risk aversion. During the height of the flight to quality in September 2011, two-year Treasuries hit their low for the reporting period of 0.16% and ten-year Treasuries reached their reporting period trough of 1.72%. With risk appetite increasing, yields generally moved higher in October. Two-year Treasury yields again moved higher in November, whereas ten-year Treasury yields declined during the month. When the reporting period ended on November 30, 2011, two-year Treasury yields were 0.25% and ten-year Treasury yields were 2.08%.

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In addition, in August 2011, the Fed declared its intention to keep the federal funds rate on hold until mid-2013. In September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). Finally, at its meeting in December (after the reporting period ended), the Fed potentially opened the door to another round of quantitative easing in 2012, saying it is “prepared to employ its tools to promote a stronger economic recovery in a context of price stability.”

Q. What factors impacted money market yields during the reporting period?

A. As discussed, interest rates declined during the reporting period and the Fed anchored the federal funds rate at a historically low range. Against this backdrop, the yields available from money market securities remained extremely low during the six months ended November 30, 2011.

Performance review

As of November 30, 2011, the seven-day current yield for Institutional Shares of Western Asset Institutional AMT Free Municipal Money Market Fund was 0.12% and the seven-day effective yield, which reflects compounding, was 0.12%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional AMT Free Municipal Money Market Fund	V

Western Asset Institutional AMT Free Municipal Money Market Fund Yields as of November 30, 2011 (unaudited)
	Seven-Day Current Yield	Seven-Day Effective Yield
Institutional Shares	0.12%	0.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been 0.06%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 30, 2011

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph represents the composition of the Fund’s investments as of November 30, 2011 and May 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2011 and held for the six months ended November 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Institutional Shares	0.06%	$1,000.00	$1,000.60	0.22%	$1.10	Institutional Shares	5.00%	$1,000.00	$1,023.90	0.22%	$1.11

[1]	For the six months ended November 30, 2011.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 98.2%
Alabama — 0.8%
Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.230%	2/2/12	$8,700,000	$8,700,000
Arizona — 2.0%
Arizona Health Facilities Authority Revenue, Banner Health System, LOC-JPMorgan Chase	0.120%	1/1/29	1,475,000	1,475,000	(a)(b)
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.230%	7/1/33	3,135,000	3,135,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.130%	7/1/37	2,935,000	2,935,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.850%	12/1/39	13,520,000	13,520,000	(a)(b)
Total Arizona				21,065,000
Arkansas — 0.2%
Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC-Bank of America N.A.	0.190%	5/1/37	1,600,000	1,600,000	(a)(b)
California — 9.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.140%	10/1/34	575,000	575,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue, Arbors Apartments, LIQ-FNMA	0.140%	12/15/32	2,200,000	2,200,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.160%	7/1/38	6,900,000	6,900,000	(a)(b)
Air Force Village West Inc., LOC-KBC Bank N.V.	1.000%	5/15/35	600,000	600,000	(a)(b)
Eskaton Village-Roseville, LOC-KBC Bank N.V.	1.000%	12/1/37	4,550,000	4,550,000	(a)(b)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.070%	7/1/41	1,000,000	1,000,000	(a)(b)
California Health Facilities Financing Authority, TECP, Kaiser Permanente	0.380%	12/6/11	9,000,000	9,000,000
California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, LOC-Northern Trust Co.	0.070%	9/1/38	300,000	300,000	(a)(b)
California MFA Revenue, Trinity School, LOC-Comerica Bank	0.230%	6/1/37	2,300,000	2,300,000	(a)(b)
California PCFA, Solid Waste Disposal Revenue:
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.160%	9/1/30	4,400,000	4,400,000	(a)(b)

See Notes to Financial Statements.

4	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.130%	6/1/40	$2,100,000	$2,100,000	(a)(b)
California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.370%	9/1/28	630,000	630,000	(a)(b)
California Statewide CDA, TECP:
Kaiser Permanente	0.400%	12/7/11	3,800,000	3,800,000
Kaiser Permanente	0.380%	2/8/12	5,900,000	5,900,000
Cerritos, CA, Community College District, GO, BAN	2.000%	4/30/12	4,350,000	4,375,497
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.170%	10/1/34	9,445,000	9,445,000	(a)(b)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.170%	10/1/23	290,000	290,000	(a)(b)
Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.300%	9/2/18	8,200,000	8,200,000	(a)(b)
Paramount, CA, USD:
COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.250%	9/1/31	6,785,000	6,785,000	(a)(b)
School Facility Bridge Funding Program, AGM, SPA-Wells Fargo Bank N.A.	0.250%	9/1/30	505,000	505,000	(a)(b)
Sacramento County, CA, Sanitation District Financing Authority Revenue, LIQ-Bank of America N.A.	0.090%	12/1/37	9,300,000	9,300,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.160%	4/1/39	520,000	520,000	(a)(b)
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/15/12	5,000,000	5,013,972
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	1.050%	7/1/36	295,000	295,000	(a)(b)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.150%	12/1/32	100,000	100,000	(a)(b)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.130%	1/19/12	2,700,000	2,700,000
West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.110%	8/1/21	1,565,000	1,565,000	(a)(b)
Total California				93,349,469
Colorado — 1.0%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.160%	12/1/15	2,160,000	2,160,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.130%	10/1/30	4,115,000	4,115,000	(a)(b)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.200%	12/1/46	2,030,000	2,030,000	(a)(b)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	1,365,000	1,365,000	(c)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	5

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.090%	11/15/41	$800,000	$800,000	(a)(b)
Total Colorado				10,470,000
Connecticut — 0.9%
Capital City EDA, SPA-Bank of America N.A.	0.170%	6/15/24	3,200,000	3,200,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.170%	6/15/34	200,000	200,000	(a)(b)
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.060%	7/1/30	200,000	200,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Banco Santander SA	0.500%	7/1/38	200,000	200,000	(a)(b)
Yale University	0.050%	7/1/36	1,500,000	1,500,000	(a)(b)
Connecticut State, GO, SPA-Landesbank Hessen-Thuringen	0.290%	2/15/21	2,400,000	2,400,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/12/12	1,450,000	1,457,221
Total Connecticut				9,157,221
District of Columbia — 0.7%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.140%	12/1/37	5,575,000	5,575,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.150%	2/1/48	1,700,000	1,700,000	(a)(b)
Total District of Columbia				7,275,000
Florida — 6.8%
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.280%	11/1/22	3,190,000	3,190,000	(a)(b)
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.420%	9/1/26	1,100,000	1,100,000	(a)(b)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.130%	11/15/32	3,815,000	3,815,000	(a)(b)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.120%	8/1/34	22,300,000	22,300,000	(a)(b)
Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America	0.320%	9/1/29	3,045,000	3,045,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.100%	1/15/27	17,100,000	17,100,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.200%	6/1/25	100,000	100,000	(a)(b)

See Notes to Financial Statements.

6	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palm Beach County, FL, Revenue, Comprehensive Alcoholism Rehabilitation Programs Inc., LOC-Wells Fargo Bank N.A.	0.250%	4/1/20	$225,000	$225,000	(a)(b)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.220%	11/15/33	10,020,000	10,020,000	(a)(b)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.420%	12/1/23	5,700,000	5,700,000	(a)(b)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.280%	7/1/37	3,465,000	3,465,000	(a)(b)
Total Florida				70,060,000
Georgia — 2.1%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.120%	10/1/33	4,000,000	4,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.150%	7/1/22	645,000	645,000	(a)(b)
DeKalb Private Hospital Authority Revenue, GA, Revenue Anticipation CTFS, Children’s Health Care of Atlanta Inc., SPA-Landesbank Hessen-Thuringen	0.200%	7/1/42	2,865,000	2,865,000	(a)(b)
Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.220%	7/1/42	2,680,000	2,680,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.100%	11/15/33	3,300,000	3,300,000	(a)(b)
Habersham County, GA, Development Authority, IDR, SteelCell of North America Inc., LOC-Bank of America N.A.	0.460%	9/1/29	5,890,000	5,890,000	(a)(b)
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.250%	7/1/20	1,255,000	1,255,000	(a)(b)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.150%	11/1/23	655,000	655,000	(a)(b)
Total Georgia				21,290,000
Illinois — 7.2%
Chicago, IL, GO, SPA-Banco Bilbao Vizcaya	0.300%	1/1/42	4,950,000	4,950,000	(a)(b)
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement	4.000%	12/1/11	400,000	400,000
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.150%	1/1/19	16,835,000	16,835,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	7

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.160%	2/1/35	$3,000,000	$3,000,000	(a)(b)
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.280%	8/1/29	3,480,000	3,480,000	(a)(b)
Illinois Development Finance Authority Revenue, Metropolitan Family Services, LOC-Bank of America N.A.	0.420%	1/1/29	5,611,000	5,611,000	(a)(b)
Illinois DFA, Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.210%	11/1/14	2,500,000	2,500,000	(a)(b)
Illinois Finance Authority Revenue:
Educational Facility de Salle Project, LOC-Fifth Third Bank	0.280%	6/1/37	3,600,000	3,600,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.250%	2/1/34	6,635,000	6,635,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.150%	8/1/35	1,100,000	1,100,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.140%	10/1/37	10,000,000	10,000,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.160%	5/1/36	4,605,000	4,605,000	(a)(b)
Illinois State Toll Highway Authority	0.220%	1/1/31	8,600,000	8,600,000	(a)(b)
Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.	0.260%	5/1/19	3,400,000	3,400,000	(a)(b)
Total Illinois				74,716,000
Indiana — 1.6%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.650%	2/8/12	5,100,000	5,100,000
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.280%	2/1/23	3,370,000	3,370,000	(a)(b)
Indiana State Finance Authority Revenue, Marquette Project, LOC-Branch Banking & Trust	0.170%	3/1/39	6,945,000	6,945,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.150%	4/15/39	1,050,000	1,050,000	(a)(b)
Total Indiana				16,465,000
Kentucky — 0.5%
Berea, KY, Educational Facilities Revenue	0.090%	6/1/29	200,000	200,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.140%	8/15/38	1,000,000	1,000,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.090%	12/1/38	1,550,000	1,550,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.130%	7/1/38	2,555,000	2,555,000	(a)(b)
Total Kentucky				5,305,000

See Notes to Financial Statements.

8	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 2.2%
Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.220%	11/1/37	$8,420,000	$8,420,000	(a)(b)
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.140%	9/2/39	3,445,000	3,445,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.130%	12/1/40	8,600,000	8,600,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.500%	7/1/38	1,900,000	1,900,000	(a)(b)
Total Louisiana				22,365,000
Maryland — 4.2%
Maryland State EDC, EDR, Academy of Sciences Project, LOC-Bank of America N.A.	0.260%	4/1/33	1,470,000	1,470,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
French International School, LOC-SunTrust Bank	0.500%	9/1/34	2,895,000	2,895,000	(a)(b)
University of Maryland Medical System, LOC-SunTrust Bank	0.080%	7/1/41	4,100,000	4,100,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.140%	7/1/36	1,590,000	1,590,000	(a)(b)
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.210%	6/1/23	21,700,000	21,700,000	(a)(b)
BAN, SPA-Landesbank Hessen-Thuringen	0.210%	6/1/23	12,000,000	12,000,000	(a)(b)
Total Maryland				43,755,000
Massachusetts — 3.3%
Amesbury, MA, GO, BAN	1.250%	12/16/11	1,000,000	1,000,139
Holyoke, MA, GO, BAN	1.250%	2/24/12	1,752,500	1,754,035
Lawrence, MA, GO:
BAN	1.250%	12/1/11	2,100,000	2,100,000
BAN	1.500%	12/1/11	1,128,100	1,128,100
BAN	1.500%	9/1/12	1,300,000	1,303,184
Malden, MA, GO, BAN	1.000%	12/16/11	1,787,755	1,788,054
Massachusetts Development Finance Agency, Assumption College, LOC-Sovereign Bank FSB, LOC-Banco Santander PR	0.360%	3/1/32	3,240,000	3,240,000	(a)(b)
Massachusetts State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, SPA-JPMorgan Chase	0.090%	1/1/29	100,000	100,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	9

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State DFA Revenue:
Buckingham Browne and Nichols School, LOC-JPMorgan Chase	0.130%	6/1/36	$2,100,000	$2,100,000	(a)(b)
Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.170%	6/1/23	800,000	800,000	(a)(b)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.130%	10/1/36	950,000	950,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.130%	10/1/33	3,160,000	3,160,000	(a)(b)
Massachusetts State HEFA Revenue:
Capital Asset Program, LOC-Bank of America	0.150%	7/1/31	470,000	470,000	(a)(b)
Children’s Hospital Corp., LOC-JPMorgan Chase	0.120%	10/1/49	600,000	600,000	(a)(b)
Fairview Extended, LOC-Bank of America	0.220%	1/1/27	565,000	565,000	(a)(b)
Hillcrest Extended Care A, LOC-Bank of America N.A.	0.180%	10/1/26	2,885,000	2,885,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.120%	12/1/24	1,900,000	1,900,000	(a)(b)
Newburyport, MA, GO, BAN	1.500%	1/20/12	400,000	400,391
Pittsfield, MA, GO:
BAN	1.250%	1/27/12	2,003,733	2,004,787
BAN	1.100%	6/29/12	5,983,474	5,991,326
Total Massachusetts				34,240,016
Michigan — 1.1%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.140%	1/1/26	2,500,000	2,500,000	(a)(b)
Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.250%	5/1/30	8,910,000	8,910,000	(a)(b)
Total Michigan				11,410,000
Missouri — 0.1%
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.150%	4/1/27	1,000,000	1,000,000	(a)(b)
Nevada — 0.1%
Truckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank PLC	0.190%	12/5/11	1,100,000	1,100,000
New Jersey — 5.7%
Camden County, NJ, Improvement Authority Revenue, County Guaranteed Loan Notes, Capital Program	1.500%	12/28/11	1,700,000	1,701,087
Clifton, NJ, GO, BAN	1.000%	10/25/12	1,000,000	1,003,128
Elizabeth, NJ, GO, BAN	1.500%	4/13/12	1,000,000	1,001,336
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	1,800,000	1,808,089
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	974,950	979,851
Garfield, NJ, GO, BAN	1.250%	12/7/12	1,500,000	1,505,640	(d)

See Notes to Financial Statements.

10	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	2.000%	1/9/12	$9,105,200	$9,116,292
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	7,140,000	7,205,455
Keyport, NJ, GO, BAN	1.000%	8/3/12	8,074,000	8,078,789
Livingston Township, NJ, GO, BAN	1.000%	1/19/12	6,800,000	6,803,533
Montclair Township, NJ, GO, BAN	1.250%	12/15/11	3,839,000	3,839,306
New Jersey EDA, EDR, Passaic Hebrew Institute, LOC-Sovereign Bank FSB & Banco Santander SA	0.280%	3/1/36	2,150,000	2,150,000	(a)(b)
Point Pleasant Beach, NJ, GO, BAN	1.000%	8/10/12	4,468,000	4,472,876
Pompton Lakes Borough, NJ, GO, BAN	1.250%	1/20/12	1,000,000	1,000,500
River Vale, NJ, GO, BAN	1.000%	8/15/12	825,000	827,309
South Orange Village Township, NJ, GO:
BAN	2.000%	1/31/12	3,000,000	3,007,008
BAN	2.000%	9/7/12	1,070,000	1,081,013
Verona Township, NJ, GO:
BAN	1.000%	12/14/11	1,085,000	1,085,130
BAN	1.000%	8/10/12	1,856,000	1,861,094
Total New Jersey				58,527,436
New Mexico — 0.9%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, San Juan Regional Medical Center, Recovery Zone Facility, LOC-Wells Fargo Bank N.A.	0.220%	6/1/40	8,800,000	8,800,000	(a)(b)
New York — 14.2%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	1,459,700	1,466,382
Berne-Knox-Westerlo, NY, CSD, GO, BAN	1.000%	12/30/11	1,800,000	1,800,255
Brookhaven, NY, GO, BAN	1.000%	9/28/12	9,300,000	9,342,743
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	2,350,000	2,350,836
Canandaigua, NY, GO, BAN	1.000%	12/30/11	1,400,000	1,400,595
Central Islip, NY, Union Free School District, GO, BAN	1.000%	9/14/12	9,300,000	9,327,591
Clarence, NY, GO, BAN	1.000%	7/26/12	2,470,000	2,477,348
Dunkirk, NY, GO, BAN	1.500%	3/29/12	1,900,000	1,902,812
Dutchess County, NY, IDA, Marist College, LOC-Bank of New York	0.120%	7/1/28	100,000	100,000	(a)(b)
East Irondequoit, NY, CSD, GO, BAN	0.750%	6/19/12	9,200,000	9,202,862
East Ramapo, NY, CSD, GO:
BAN	1.250%	6/15/12	3,500,000	3,512,540
TAN	1.250%	6/15/12	1,500,000	1,505,376
Gates Chili, NY, CSD, GO, BAN	0.750%	6/29/12	2,200,000	2,200,774

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	11

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	$700,000	$701,666
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	1,090,000	1,091,632
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	5,900,000	5,903,284
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	500,000	500,549
Kings Point, NY, GO, BAN	1.000%	8/3/12	1,020,000	1,023,953
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	1,300,000	1,304,162
Middletown, NY, GO, BAN	1.500%	2/23/12	1,000,000	1,001,043
New York City, NY, GO:
LOC-Landesbank Hessen-Thuringen	0.310%	8/1/24	6,000,000	6,000,000	(a)(b)
SPA-Calyon Bank	0.310%	12/1/32	500,000	500,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.170%	12/1/36	2,200,000	2,200,000	(a)(b)
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.090%	7/1/31	1,900,000	1,900,000	(a)(b)
New York State Housing Finance Agency Revenue:
320 West 38th Street LLC, LOC-Wachovia Bank N.A.	0.100%	5/1/42	100,000	100,000	(a)(b)
West 37th Street, LOC-Landesbank Hessen-Thuringen	0.500%	5/1/42	15,100,000	15,100,000	(a)(b)
North Salem, NY, CSD, GO, BAN	1.100%	6/22/12	300,000	300,127
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	9,300,000	9,458,508
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	1,200,000	1,203,531
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	1,950,000	1,956,075
Susquehanna Valley, NY, CSD, GO, BAN	1.000%	6/29/12	15,270,000	15,297,917
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	1,400,000	1,402,642
Tarrytowns, NY, Union Free School District, GO:
BAN	1.000%	2/17/12	3,200,000	3,202,578
BAN	1.000%	8/10/12	3,400,000	3,413,103
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.180%	2/1/37	300,000	300,000	(a)(b)
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	2,900,000	2,910,150
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	900,000	902,254
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	16,900,000	16,934,617
Valhalla, NY, UFSD, GO, TAN	1.000%	2/15/12	1,000,000	1,001,063
Wallkill, NY, GO, BAN	1.250%	9/7/12	2,710,000	2,718,450

See Notes to Financial Statements.

12	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
West Seneca, NY, GO, BAN	1.000%	12/21/11	$1,423,000	$1,423,239
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	500,000	501,401
Total New York				146,842,058
North Carolina — 3.8%
Buncombe County, NC, GO, SPA-Wells Fargo Bank N.A.	0.250%	12/1/11	1,700,000	1,700,000
Guilford County, NC, GO, Public Improvement	5.000%	2/1/12	500,000	504,009
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.150%	2/1/26	2,600,000	2,600,000	(a)(b)
Mecklenburg County, NC, GO, SPA-Landesbank Hessen	0.150%	2/1/24	3,810,000	3,810,000	(a)(b)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue, Duke School for Children, LOC-Bank of America	0.150%	9/1/27	1,700,000	1,700,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.250%	2/1/25	5,245,000	5,245,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.150%	5/1/30	2,810,000	2,810,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.150%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/29	635,000	635,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.120%	12/1/36	1,340,000	1,340,000	(a)(b)
North Carolina State Medical Care Commission Health Care Facilities Revenue, Southminster Inc., LOC-Sovereign Bank FSB & Banco Santander SA	0.310%	10/1/15	1,565,000	1,565,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.150%	6/1/36	1,090,000	1,090,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.120%	7/1/29	8,000,000	8,000,000	(a)(b)
Union County, NC, GO, SPA-Dexia Credit Local	0.110%	3/1/33	4,300,000	4,300,000	(a)(b)
Winston-Salem, NC, Water & Sewer Systems Revenue, SPA-KBC Bank N.V.	0.800%	6/1/37	760,000	760,000	(a)(b)
Total North Carolina				38,854,009
Ohio — 2.2%
Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V.	1.000%	12/1/32	4,045,000	4,045,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	13

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Akron, OH, GO, BAN	1.125%	12/8/11	$1,315,000	$1,315,132
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.300%	11/1/25	3,600,000	3,600,000	(a)(b)
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.190%	12/1/33	13,547,000	13,547,000	(a)(b)
Total Ohio				22,507,132
Oklahoma — 1.5%
Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank	0.660%	1/1/42	15,475,000	15,475,000	(a)(b)
Oregon — 0.4%
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.140%	10/1/34	2,755,000	2,755,000	(a)(b)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.220%	5/1/37	1,480,000	1,480,000	(a)(b)
Total Oregon				4,235,000
Pennsylvania — 8.1%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.160%	6/1/32	6,815,000	6,815,000	(a)(b)
Allegheny County, PA, GO, LOC-JPMorgan Chase	0.150%	11/1/16	1,200,000	1,200,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.140%	1/1/28	2,475,000	2,475,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.180%	12/1/33	1,800,000	1,800,000	(a)(b)
Central Dauphin, PA, School District, GO	2.000%	12/1/11	600,000	600,000
Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-Wells Fargo Bank N.A.	0.220%	8/1/25	3,960,000	3,960,000	(a)(b)
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligated Group, LOC-KBC Bank N.V.	0.660%	1/1/41	2,790,000	2,790,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.070%	8/1/28	800,000	800,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.140%	7/1/37	3,795,000	3,795,000	(a)(b)
Manheim Township, PA, School District, GO:
AGM, SPA-Royal Bank of Canada	0.210%	5/1/21	8,635,000	8,635,000	(a)(b)
AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.180%	6/1/25	2,790,000	2,790,000	(a)(b)
Middletown, PA, Area School District, AGM, SPA-RBC Centura Bank	0.210%	6/1/22	6,855,000	6,855,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.090%	8/15/24	4,100,000	4,100,000	(a)(b)
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.130%	11/1/37	16,000,000	16,000,000	(a)(b)

See Notes to Financial Statements.

14	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.210%	8/1/26	$1,800,000	$1,800,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.170%	11/1/18	1,400,000	1,400,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.140%	11/1/29	2,745,000	2,745,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.200%	9/1/24	15,065,000	15,065,000	(a)(b)
Total Pennsylvania				83,625,000
South Carolina — 0.9%
Lexington, SC, GO, BAN	1.500%	6/29/12	535,000	537,295
Rock Hill, SC, Utility System Revenue, RAN	1.250%	12/16/11	4,350,000	4,350,779
South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.250%	12/1/19	4,500,000	4,500,000	(a)(b)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.150%	6/1/35	100,000	100,000	(a)(b)
Total South Carolina				9,488,074
South Dakota — 0.8%
South Dakota Housing Development Authority, Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.230%	5/1/32	7,900,000	7,900,000	(a)(b)
Tennessee — 1.5%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.130%	6/1/37	3,100,000	3,100,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.130%	6/1/37	1,475,000	1,475,000	(a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Industrial Development Board Revenue, YMCA Projects, LOC-Bank of America N.A.	0.460%	12/1/18	3,435,000	3,435,000	(a)(b)
Sevier County, TN, Public Building Authority, Local Government Public Improvement, LOC-KBC Bank N.V.	1.030%	6/1/36	7,000,000	7,000,000	(a)(b)
Total Tennessee				15,010,000
Texas — 7.9%
Dickinson, TX, ISD, GO, PSF, SPA-JPMorgan Chase	0.500%	8/1/12	1,900,000	1,900,000	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.070%	12/1/27	22,400,000	22,400,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.380%	2/2/12	11,300,000	11,300,000
Houston, TX, Higher Education Finance Corp., TECP	0.180%	12/1/11	3,000,000	3,000,000

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	15

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.150%	8/1/38	$1,900,000	$1,900,000	(a)(b)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.420%	1/1/17	6,100,000	6,100,000	(a)(b)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.500%	4/1/26	23,400,000	23,400,000	(a)(b)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.260%	7/1/20	4,100,000	4,100,000	(a)(b)
University of North Texas, TECP	0.200%	2/14/12	5,625,000	5,625,000
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.810%	6/1/31	2,100,000	2,100,000	(a)(b)
Total Texas				81,825,000
Utah — 0.8%
Utah County, UT, Heritage Schools Project, LOC-U.S. Bank	0.140%	12/1/15	2,540,000	2,540,000	(a)(b)
Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.130%	10/1/37	5,300,000	5,300,000	(a)(b)
Total Utah				7,840,000
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Banknorth N.A.	0.120%	10/1/38	1,210,000	1,210,000	(a)(b)
Virginia — 0.9%
Caroline County, VA, IDA, EDR:
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.190%	12/1/37	4,985,000	4,985,000	(a)(b)
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.190%	12/1/37	2,020,000	2,020,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.150%	1/1/35	1,150,000	1,150,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.150%	1/1/35	400,000	400,000	(a)(b)
Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank N.A.	0.250%	5/1/23	900,000	900,000	(a)(b)
Total Virginia				9,455,000
Washington — 4.2%
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.150%	6/1/29	310,000	310,000	(a)(b)
Washington State Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, LOC-JPMorgan Chase	0.150%	1/1/41	11,505,000	11,505,000	(a)(b)

See Notes to Financial Statements.

16	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.150%	1/1/27	$4,530,000	$4,530,000	(a)(b)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.140%	5/1/28	5,620,000	5,620,000	(a)(b)
University of Puget Sound Project A, LOC-Bank of America N.A.	0.190%	10/1/30	2,830,000	2,830,000	(a)(b)
University of Puget Sound Project, LOC-Bank of America	0.190%	10/1/36	5,900,000	5,900,000	(a)(b)
Whitman College Project, LIQ-Bank of America N.A.	0.190%	1/1/38	9,335,000	9,335,000	(a)(b)
Washington State Housing Finance Commission, United Way of King County Project, LOC-Bank of America	0.320%	3/1/28	1,500,000	1,500,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Housing Revenue, Franke Tobey Jones Project, LOC-Wells Fargo Bank N.A.	0.140%	9/1/33	1,800,000	1,800,000	(a)(b)
Total Washington				43,330,000
Wisconsin — 0.4%
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	1,500,000	1,505,206
Waukesha, WI, GO, Anticipation Notes	1.750%	8/1/12	700,000	701,575
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.090%	4/1/35	2,300,000	2,300,000	(a)(b)
Total Wisconsin				4,506,781
Total Investments — 98.2% (Cost — $1,012,753,196#)				1,012,753,196
Other Assets in Excess of Liabilities — 1.8%				18,851,207
Total Net Assets — 100.0%				$1,031,604,403

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	17

Western Asset Institutional AMT Free Municipal Money Market Fund

DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
UFSD	— Unified Free School District
USD	— Unified School District

See Notes to Financial Statements.

18	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

November 30, 2011

Western Asset Institutional AMT Free Municipal Money Market Fund

Summary of Investments by Industry*
General obligation	28.0%
Health care	24.6
Education	15.2
Industrial revenue	5.8
Public facilities	5.8
Miscellaneous	3.8
Transportation	3.6
Water & sewer	3.2
Finance	2.7
Housing: single family	2.1
Housing: multi-family	1.7
Local general obligation	0.8
Utilities	0.7
Solid waste/resource recovery	0.6
Power	0.6
Pollution control	0.4
Tax allocation	0.3
Life care systems	0.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2011 and are subject to change.

Ratings Table†
Standard & Poor’s/Moody’s/Fitch‡
A-1	39.2%
VMIG 1	32.1
F-1	5.3
MIG 1	4.3
SP-1	2.8
P-1	1.6
AA/Aa	0.6
AAA/Aaa	0.1
NR	14.0
100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 19 through 22 for definitions of ratings.

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	19

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

20	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Long-term security ratings (unaudited) (cont’d)

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	21
B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”,
“B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

22	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG	—

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
B	—	Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.
C	—	Fitch rating indicating default is a real possibility.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

November 30, 2011

Assets:
Investments, at value	$1,012,753,196
Cash	34,765
Receivable for securities sold	18,940,270
Interest receivable	1,558,618
Receivable for Fund shares sold	5,345
Prepaid expenses	69,328
Total Assets	1,033,361,522

Liabilities:
Payable for securities purchased	1,505,640
Investment management fee payable	158,709
Distributions payable	2,867
Trustees’ fees payable	1,356
Payable for Fund shares repurchased	1,152
Accrued expenses	87,395
Total Liabilities	1,757,119
Total Net Assets	$1,031,604,403

Net Assets:
Par value (Note 4)	$10,316
Paid-in capital in excess of par value	1,031,748,486
Accumulated net realized loss on investments	(154,399)
Total Net Assets	$1,031,604,403

Shares Outstanding:
Institutional shares	1,031,611,832

Net Asset Value:
Institutional shares	$1.00

See Notes to Financial Statements.

24	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2011

Investment Income:
Interest	$2,008,938

Expenses:
Investment management fee (Note 2)	1,446,482
Legal fees	63,522
Fund accounting fees	51,363
Registration fees	39,255
Shareholder reports	17,471
Audit and tax	17,197
Trustees’ fees	14,993
Insurance	12,727
Transfer agent fees	6,410
Custody fees	4,483
Miscellaneous expenses	2,785
Total Expenses	1,676,688
Less: Fee waivers and/or expense reimbursements (Note 2)	(367,324)
Net Expenses	1,309,364
Net Investment Income	699,574
Net Realized Gain on Investments	6,247
Increase in Net Assets from Operations	$705,821

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended November 30, 2011 (unaudited) and the Year Ended May 31, 2011	November 30	May 31

Operations:
Net investment income	$699,574	$2,732,129
Net realized gain	6,247	11,939
Increase in Net Assets From Operations	705,821	2,744,068

Distributions to Shareholders From (Note 1):
Net investment income	(699,573)	(3,093,868)
Decrease in Net Assets From Distributions to Shareholders	(699,573)	(3,093,868)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	545,167,947	1,388,271,264
Reinvestment of distributions	671,800	2,977,445
Cost of shares repurchased	(770,603,683)	(1,473,145,142)
Decrease in Net Assets From Fund Share Transactions	(224,763,936)	(81,896,433)
Decrease in Net Assets	(224,757,688)	(82,246,233)

Net Assets:
Beginning of period	1,256,362,091	1,338,608,324
End of period*	$1,031,604,403	$1,256,362,091
* Includes overdistributed net investment income of:	—	$(1)

See Notes to Financial Statements.

26	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Institutional Shares[1]	2011[2]		2011	2010	2009		2008		2007

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.001		0.002	0.002	0.015		0.029		0.034
Net realized gain (loss)	0.000	[3]	0.000 [3]	(0.001)	(0.000)	[3]	0.000	[3]	0.000	[3]
Total income from operations	0.001		0.002	0.001	0.015		0.029		0.034

Less distributions from:
Net investment income	(0.001)		(0.002)	(0.001)	(0.015)		(0.029)		(0.034)
Net realized gains	—		—	—	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]
Total distributions	(0.001)		(0.002)	(0.001)	(0.015)		(0.029)		(0.034)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Total return[4]	0.06%		0.23%	0.15%	1.49%		2.98%		3.46%

Net assets, end of period (millions)	$1,032		$1,256	$1,339	$2,015		$3,136		$3,155

Ratios to average net assets:
Gross expenses	0.29%[5]		0.28%	0.29%[6]	0.28%[6]		0.25%		0.25%[7]
Net expenses[8,9,10]	0.22	[5]	0.20	0.24 [6]	0.26	[6]	0.23		0.23	[7]
Net investment income	0.12	[5]	0.21	0.16	1.53		2.93		3.41

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the six months ended November 30, 2011 (unaudited).

[3]	Amount represents less than $0.001 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,012,753,196	—	$1,012,753,196

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	29

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

30	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended November 30, 2011, fees waived and/or expenses reimbursed amounted to $367,324.

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	31

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended November 30, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

4. Shares of beneficial interest

At November 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

5. Capital loss carryforward

As of May 31, 2011, the Fund had a net capital loss carryforward of approximately $160,646, of which $158,418 expires in 2017 and $2,228 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the

32	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known

Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report	33

as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law

34	Western Asset Institutional AMT Free Municipal Money Market Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

8. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending May 31, 2012.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

Western Asset Institutional AMT Free Municipal Money Market Fund	35

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset AMT Free Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

36	Western Asset Institutional AMT Free Municipal Money Market Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market

Western Asset Institutional AMT Free Municipal Money Market Fund	37

funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2011 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and that its Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2013.

38	Western Asset Institutional AMT Free Municipal Money Market Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by other funds with the same Lipper investment classification/objective at all asset levels.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Institutional AMT Free

Municipal Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

MarkT. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional AMT Free Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional AMT Free Municipal Money Market Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-212-857-8181.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-212-857-8181, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional AMT Free Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX014258 1/12 SR11-1547

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 25, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Institutional Trust

Date:	January 25, 2012